Share-based compensation - Disclosure of significant inputs in the model, phantom shares (Details) - Phantom shares - yr	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility (in %)	41.18%	53.47%
Expected vesting period (term in years)	0	0
Risk-free interest rate (in %)	2.00%	2.31%